Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Variable Interest Entities

26. Variable interest entities

Our leasing and financing activities require us to use many forms of entities to achieve our business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the activities, and being the sole shareholder of the VIE.

AerDragon. In May 2006, we signed a joint venture agreement with China Aviation Supplies Holding Company (“CAS”) and affiliates of Crédit Agricole Corporate and Investment Bank (“CA-CIB”) establishing AerDragon (“AerDragon”) with initial registered capital of $50.0 million. The registered capital of AerDragon was increased to $120.0 million in 2010, to $130.0 million in 2011, to $183.5 million in 2013 and to $223.5 million in early 2014. During 2013 the joint venture agreement was amended to include East Epoch Limited which agreed to become a shareholder in AerDragon. As of December 31, 2014, CAS owned 50% of AerDragon, with the other 50% owned equally by us, CA-CIB, and East Epoch Limited. We provide certain aircraft- and accounting-related services to the joint venture, and act as guarantor to the lenders of AerDragon, related to debt secured by the aircraft which AerDragon purchased directly from us. This joint venture enhances our presence in the increasingly important Chinese market and will enhance our ability to lease our aircraft and engines throughout the entire Asia/Pacific region. In December 2013, AerDragon signed a purchase agreement with Boeing for ten new B737-800 aircraft, four of which were delivered in December 2014, with the remaining six aircraft to be delivered in the years 2015 to 2016. AerDragon had 25 narrowbody aircraft and one widebody aircraft on lease to 11 airlines as of December 31, 2014. In addition to the aircraft on lease as of December 31, 2014, AerDragon had six new B737-800 aircraft yet to be delivered and two narrowbody aircraft contracted for sale in the first quarter of 2015.

We have reassessed our ownership and determined that AerDragon remains a VIE, in which we continue to not have control and are not the PB. Accordingly, we account for our investment in AerDragon under the equity method of accounting. With the exception of certain debt for which we act as guarantor, the obligations of AerDragon are non-recourse to us.

AerCap Partners I. In June 2008, AerCap Partners I Holding Limited (“AerCap Partners I”), a 50% joint venture entered into between us and Deucalion Aviation Funds, acquired a portfolio of 19 aircraft from TUI Travel. The aircraft acquired were leased back to TUI Travel for varying terms. As of December 31, 2014, six Boeing 757-200 aircraft have been sold, and 11 Boeing 737-800 and two Boeing 767-300ER remain in the portfolio. The initial aircraft portfolio was financed through a $425.7 million senior debt facility and $125.6 million of subordinated debt consisting of $62.8 million from us and $62.8 million from our joint venture partner. AerCap can be required to purchase the aircraft from the joint venture for a price equal to the outstanding senior debt facility balance plus certain expenses and taxes related to the purchase on the applicable maturity date under the senior debt facility, or earlier, in case of an AerCap insolvency and if the joint venture partners do not make additional subordinated capital available to the joint venture. The current maturity date under the senior debt facility for the first tranche is in April 2015, and between October 2018 and November 2019 for the second tranche. We expect to refinance the first tranche prior to maturity in April 2015. We have also entered into agreements to provide management and marketing services to AerCap Partners I. At December 31, 2014, AerCap Partners I had $138.8 million outstanding under its senior debt facility.

The second tranche of senior debt was refinanced in April 2012, and as part of the refinancing, AerCap Partners 767 Limited, (“AerCap Partners 767”), was incorporated. AerCap Partners 767 acquired two Boeing 767 aircraft with leases attached (from AerCap Partners I) which were financed through a $36.0 million senior debt facility and $30.9 million of subordinated debt consisting of $15.45 million from us and $15.45 million from our joint venture partner. $30.9 million of AerCap Partners I's subordinated debt was redeemed upon sale of the two Boeing 767 aircraft to AerCap Partners 767.

We have determined that AerCap Partners I and AerCap Partners 767 are variable interest entities in which we have control and are the PB. As such, we have consolidated AerCap Partners I’s and AerCap Partners 767’s financial results in our consolidated financial statements.

Joint ventures with a US-based aircraft leasing company (formerly with Waha). In 2010, we entered into two joint ventures with Waha Capital PJSC (“Waha”), with us owning 50% in AerLift Leasing Jet Ltd. ("AerLift Jet") and 39% in AerLift Leasing Ltd. ("AerLift"). On April 6 2014, Waha sold its stake in AerLift to a newly-established US-based aircraft leasing company. AerLift Jet owned four CRJ aircraft, and AerLift owned six aircraft and two engines as of December 31, 2014. Subsequent to December 31, 2014, Aerlift completed the sale of two engines to AeroTurbine. We have determined that the joint ventures are variable interest entities. For AerLift Jet we do have control and are the PB. As such, we consolidate the financial results of AerLift Jet in our consolidated financial statements. For AerLift we do not have control and are not the PB and accordingly, we account for our investment in AerLift under the equity method of accounting.

Other joint ventures. In 2010, we entered into two 50% joint ventures with two separate joint venture partners. The two joint ventures collectively owned six aircraft, consisting of three A330 and three A320 aircraft. On June 1, 2011 we sold our 50% interest in three A330 aircraft that had been part of one of the joint ventures. We have determined that the remaining joint venture is a VIE in which we have control and we are the PB. As such, we consolidate the financial results of this joint venture in our consolidated financial statements.

As further discussed in Note 15, we hold equity and subordinated debt investments in ALS II and AerFunding. ALS II and AerFunding are variable interest entities in which we have control and we are the PB. As such, we consolidate the financial results of these entities in our consolidated financial statements.

We also have an economic interest in AerCo. AerCo is a VIE for which we determined that we do not have control and are not the PB and, accordingly, we do not consolidate the financial results of AerCo in our consolidated financial statements. Historically the investment in AerCo has been written down to zero, because we do not expect to realize any value.

In April 2014, we sold our 42.3% equity interest in AerData, an integrated software solution provider for the aircraft leasing industry. AerData continues to provide software services to us.

We guarantee debt obligations on behalf of joint venture entities in the total amount of $267.3 million as of December 31, 2014.

As a result of the ILFC Transaction, we acquired interests in the following VIE’s:

Non-Recourse Financing Structures. We consolidate one entity in which we have a variable interest and was established to obtain secured financing for the purchase of aircraft. We have determined that we are the PB of the entity because we control and manage all aspects of the entity, including directing the activities that most significantly affect the economic performance of the entity, and we absorb the majority of the risks and rewards of the entity.

Wholly-Owned ECA and Ex-Im Financing Vehicles. We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs and the Export-Import Bank of the United States. The entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our Consolidated Financial Statements.

Other Secured Financings. We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. The entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our Consolidated Financial Statements.

Wholly-Owned Leasing Entities. We have created wholly-owned subsidiaries for the purpose of facilitating aircraft leases with airlines. The entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany loans, which serve as equity. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of the entities. These entities are therefore consolidated into our Consolidated Financial Statements.

Other Variable Interest Entities. We have variable interests in the following entities, in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entity's economic performance: (i) one entity that we have previously sold aircraft to and for which we manage the aircraft, in which our variable interest consists of the servicing fee we receive for the management of those aircraft; and (ii) two affiliated entities, Castle Trusts, we sold aircraft to in 2003 and 2004, which aircraft we continue to manage, in which our variable interests consist of the servicing fee we receive for the management of those aircraft.